Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 05, 2020	$ 10						$ 10
Beginning balance, shares at Oct. 05, 2020	100,000
Exchange reserve				(11)			(11)
Net Profit/(loss)						(18,358)	(18,358)
Ending balance, value at Dec. 31, 2020	$ 10			(11)		(18,358)	(18,359)
Ending balance, shares at Dec. 31, 2020	100,000
Exchange reserve				(248)			(248)
Net Profit/(loss)						10,338	10,338
Issuance of share capital – founder’s shares	$ 8,490						8,490
Issuance of share capital - founder's shares, shares	84,900,000
Merger Reserve					24,375		24,375
Ending balance, value at Mar. 31, 2021	$ 8,500			(259)	24,375	(8,020)	24,596
Ending balance, shares at Mar. 31, 2021	85,000,000
Beginning balance, value at Dec. 31, 2020	$ 10			(11)		(18,358)	(18,359)
Beginning balance, shares at Dec. 31, 2020	100,000
Exchange reserve				271			271
Net Profit/(loss)						(65,280)	(65,280)
Issuance of share capital – founder’s shares	$ 8,490						8,490
Issuance of share capital - founder's shares, shares	84,900,000
Share issued in private placement completed on 25 May, 2021 at $0.05 per share	$ 41		20,599				20,640
Share issued in private placement completed on 25 May, 2021 at $0.05 per share, shares	412,800
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share	$ 121		605,379				605,500
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share, shares	1,211,000
Ending balance, value at Dec. 31, 2021	$ 8,662		625,978	260		(83,638)	551,262
Ending balance, shares at Dec. 31, 2021	86,623,800
Beginning balance, value at Mar. 31, 2021	$ 8,500			(259)	24,375	(8,020)	24,596
Beginning balance, shares at Mar. 31, 2021	85,000,000
Exchange reserve				519			519
Net Profit/(loss)						(75,618)	(75,618)
Share issued in private placement completed on 25 May, 2021 at $0.05 per share	$ 41		20,599				20,640
Share issued in private placement completed on 25 May, 2021 at $0.05 per share, shares	412,800
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share	$ 121		605,379				605,500
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share, shares	1,211,000
Merger Reserve					(24,375)		(24,375)
Ending balance, value at Dec. 31, 2021	$ 8,662		625,978	260		(83,638)	551,262
Ending balance, shares at Dec. 31, 2021	86,623,800
Exchange reserve				(677)			(677)
Net Profit/(loss)						(24,218)	(24,218)
Preference shares from ECF (Simson Wellness Sdn Bhd)		$ 243,719					243,719
Preference shares from ECF (Simson Wellness Sdn Bhd), shares		1,023,500
Ending balance, value at Mar. 31, 2022	$ 8,662	$ 243,719	625,978	(417)		(107,856)	770,086
Ending balance, shares at Mar. 31, 2022	86,623,800	1,023,500
Beginning balance, value at Dec. 31, 2021	$ 8,662		625,978	260		(83,638)	551,262
Beginning balance, shares at Dec. 31, 2021	86,623,800
Exchange reserve				(12,558)			(12,558)
Net Profit/(loss)						(25,640)	(25,640)
Preference shares from ECF (Simson Wellness Sdn Bhd)		$ 243,719					243,719
Preference shares from ECF (Simson Wellness Sdn Bhd), shares		1,023,500
Ending balance, value at Jun. 30, 2022	$ 8,662	$ 243,719	$ 625,978	$ (12,298)		$ (109,278)	$ 756,783
Ending balance, shares at Jun. 30, 2022	86,623,800	1,023,500